Revenues (Details) - Schedule of Revenues Per Geographical Locations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues (Details) - Schedule of Revenues Per Geographical Locations [Line Items]
Total revenue	$ 56,314	$ 43,633	$ 10,493
Americas [Member]
Revenues (Details) - Schedule of Revenues Per Geographical Locations [Line Items]
Total revenue	22,340	14,309	2,513
APAC [Member]
Revenues (Details) - Schedule of Revenues Per Geographical Locations [Line Items]
Total revenue	2,947	4,361	743
EMEA [Member]
Revenues (Details) - Schedule of Revenues Per Geographical Locations [Line Items]
Total revenue	$ 31,027	$ 24,963	$ 7,237